STOCK-BASED COMPENSATION, OPTIONS AND WARRANTS - Schedule of Stock Option Activity (Details) - USD ($)			48 Months Ended
	Sep. 30, 2025	Oct. 01, 2021	Sep. 30, 2025
Share-Based Payment Arrangement [Abstract]
Outstanding,Shares Underlying Options (in Shares)		35,714	35,714
Outstanding, Weighted Average Exercise Price		$ 70	$ 70
Outstanding, Remaining Contractual Term (Years)	0 years	0 years
Outstanding, Grant-Date Fair Value (in Dollars)		$ 1,085,386	$ 1,085,386
Exercisable ,Shares Underlying Options (in Shares)	35,714		35,714
Exercisable, Weighted Average Exercise Price	$ 70		$ 70
Exercisable, Remaining Contractual Term (Years)	0 years
Exercisable, Grant-Date Fair Value (in Dollars)	$ 0		$ 0
Granted, Weighted Average Exercise Price			$ 0
Exercised, Shares Underlying Options (in Shares)			0
Exercised, Weighted Average Exercise Price			$ 0
Forfeited, Shares Underlying Options (in Shares)			0
Forfeited Weighted Average Exercise Price			$ 0
Outstanding,Shares Underlying Options (in Shares)	35,714		35,714
Outstanding, Weighted Average Exercise Price	$ 70		$ 70
Outstanding, Grant-Date Fair Value (in Dollars)	$ 1,085,386		$ 1,085,386